Quarterly Results (Unaudited)	12 Months Ended
Jan. 31, 2013
Quarterly Results (Unaudited)

(18) Quarterly Results (Unaudited)

Unaudited quarterly results were as follows:

	2013
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$271,765	$287,972	$281,281	$228,108
Net income (loss) from continuing operations	4,636	(2,969)	8,657	(22,584)
Net income (loss)	3,991	(23,866)	8,665	(24,813)
Net (loss) attributable to noncontrolling interests	(241)	(159)	(189)	(39)
Net income (loss) attributable to Layne	3,750	(24,025)	8,476	(24,852)
Basic income (loss) per share - continuing operations	0.23	(0.16)	0.43	(1.16)
Diluted income (loss) per share - continuing operations	0.22	(0.16)	0.43	(1.15)
Basic income (loss) per share	0.19	(1.23)	0.4	(1.28)
Diluted income (loss) per share	0.19	(1.23)	0.43	(1.27)

During the fourth quarter of fiscal year 2013, the Company recorded non-cash impairment charges of $7.3 million, or $4.4 million after income tax. See Note 5 for a further discussion of the impairments recorded.

	2012
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$259,942	$287,734	$288,075	$270,267
Net income (loss) from continuing operations	12,588	10,481	9,121	(86,863)
Net income (loss)	13,632	11,178	9,581	(87,573)
Net (loss) attributable to noncontrolling interests	(566)	(568)	(828)	(931)
Net income (loss) attributable to Layne	13,066	10,610	8,753	(88,504)
Basic income (loss) per share - continuing operations	0.62	0.51	0.43	(4.51)
Diluted income (loss) per share - continuing operations	0.62	0.50	0.42	(4.49)
Basic income (loss) per share	0.67	0.55	0.45	(4.55)
Diluted income (loss) per share	0.67	0.54	0.45	(4.55)

During the fourth quarter of fiscal year 2012, the Company recorded non-cash goodwill and definite-lived intangible asset impairment charges of $97.6 million, or $84.6 million after income tax. See Note 5 for a further discussion of the impairments recorded.